OTHER OPERATING EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2021
OTHER OPERATING EXPENSE, NET
Schedule of other operating expense, net

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Government grants(i)	6,933	8,776	6,706
Ineffective portion of change in fair value of cash flow hedges	(222)	3,052	694
Net realized and unrealized loss on derivative financial instruments not qualified as hedging	(4,384)	(1,252)	(14,873)
Impairment losses on long-lived assets (ii)	(356)	(14,629)	(10,035)
(Loss)/gain on disposal of property, plant, equipment and other non-current assets, net	(1,829)	398	(3,062)
Fines, penalties and compensations	(173)	(43)	(220)
Donations	(210)	(301)	(165)
Others	(115)	(1,781)	(761)
	(356)	(5,780)	(21,716)

Notes:

(i)	Government grants for the years ended December 31, 2019, 2020 and 2021 primarily represent financial appropriation income and non-income tax refunds received from respective government agencies without conditions or other contingencies attached to the receipts of the grants.
(ii)	Impairment losses recognized on long-lived assets of the exploration and production (“E&P”) segments were RMB 3, RMB 8,495 and RMB 2,467 for the years ended December 31, 2019, 2020 and 2021, respectively. The impairment comprised RMB 3, RMB 8,435 and RMB 2,467 on property, plant and equipment for the years ended December 31, 2019, 2020 and 2021, respectively, and RMB 60 on construction in progress for the year ended December 31, 2020. E&P segment determines recoverable amounts of property, plant and equipment relating to oil and gas producing activities, which include significant judgements and assumptions. The recoverable amounts were determined based on the present values of the expected future cash flows of the assets using a pre-tax discount rate of 10.47%, 10.47% and 10.47% for the years ended December 31, 2019, 2020 and 2021, respectively. Further future downward revisions to the Group’s oil or nature gas price outlook would lead to further impairments which, in aggregate, are likely to be material. It is estimated that a general decrease of 5% in gas price, with all other variables held constant, would result in additional impairment loss on the Group’s properties, plant and equipment relating to oil and gas producing activities by approximately RMB 184, RMB 4,548 and RMB 3,628 for the years ended December 31, 2019, 2020 and 2021, respectively. It is estimated that a general increase of 5% in operating cost, with all other variables held constant, would result in additional impairment loss on the Group’s property plant and equipment relating to oil and gas producing activities by approximately RMB 180, RMB 2,836 and RMB 2,400 for the year ended December 31, 2019, 2020 and 2021. It is estimated that a general increase of 5% in discount rate, with all other variables held constant, would result in additional impairment loss on the Group’s property, plant and equipment relating to oil and gas producing activities by approximately RMB 7, RMB 287 and RMB 180 for the year ended December 31, 2019, 2020 and 2021.